ADVANCES TO SUPPLIERS	6 Months Ended
Jun. 30, 2022
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

10.ADVANCES TO SUPPLIERS

	June 30,	December 31,
	2022	2021
Forestry development program and partnerships	1,441,853	1,282,763
Advance to suppliers - others	64,115	59,564
	1,505,968	1,342,327

Current	64,115	59,564
Non-current	1,441,853	1,282,763

In the annual financial statements for the year ended December 31, 2021, the characteristics of the advances were disclosed, which did not change during the six-month period ended June 30, 2022.